Prepaid expenses and other current assets	12 Months Ended
Mar. 29, 2014
Prepaid expenses and other current assets
Prepaid expenses and other current assets

4.    Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	March 29, 2014	March 30, 2013

Prepaid rent and property taxes	$2,096	$1,331
Prepaid advertising	401	186
Prepaid insurance	81	280
Deferred taxes	4,748	2,452
Income tax receivable	—	31
Deferred loan fees—current	558	548
Other	801	483

Total prepaid expenses and other current assets	$8,685	$5,311